Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000084903
Account Value [Line Items]
Line Graph and Table Measure Name	Biondo Focus Fund
Account Value	$ 10,000	$ 24,437	$ 18,789	$ 13,772	$ 23,508	$ 16,683	$ 15,241	$ 14,043	$ 11,168	$ 7,657	$ 10,833
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
DJ Industrial Average - Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average
Account Value	$ 10,000	$ 29,181	$ 25,151	$ 22,019	$ 24,211	$ 17,757	$ 17,853	$ 15,912	$ 13,681	$ 11,203	$ 10,721